Shareholders’ equity (Details Narrative) - USD ($)																1 Months Ended						12 Months Ended
	Mar. 23, 2026	Feb. 25, 2026	Feb. 24, 2026	May 07, 2024	Apr. 30, 2024	Apr. 16, 2024	Mar. 31, 2024	Mar. 15, 2024	Jan. 17, 2024	Jan. 16, 2024	Jun. 08, 2023	May 22, 2023	May 16, 2023	May 15, 2023	Nov. 17, 2022	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Aug. 31, 2023	Jul. 31, 2023	May 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 06, 2024	Apr. 18, 2024	Mar. 14, 2024	Feb. 28, 2024	May 12, 2023	Aug. 03, 2021
Ordinary shares, shares authorized																						Unlimited	Unlimited
Ordinary shares, no par value																						$ 0
Ordinary shares voting rights																						Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share
Issuance of ordinary shares through private placements, shares											80,000
Sale price of the ordinary shares																						$ 330.00
Loss on debt settlement																							$ 448,000	$ 645,612
Ordinary shares issued for debt settlement, value																							1,713,587	2,963,218
Advisory services																						1,723,632	1,282,865	2,364,263
Convertible notes payable																						$ 1,000,000
Value of shares issued in settlement																								2,368,000
Consideration shares, value																							50,000	790,000
Warrant to purchase ordinary share, price per share																						$ 230.00
Warrants redemption price																						$ 0.01
Earnout shares															200,000
Revenue																						$ 6,820,264	4,011,005	3,706,458
Net income																						(2,772,762)	$ (15,357,156)	$ (10,039,481)
Triggering Event 1 [Member]
Share price															$ 300.00
Earnout Shares to be issued															50,000
Fair value of earnout shares																						1,926,610
Triggering Event 2 [Member]
Share price															$ 400.00
Earnout Shares to be issued															50,000
Fair value of earnout shares																						$ 3,273,019
Triggering Event 3 [Member]
Earnout Shares to be issued																								50,000
Triggering Event 4 [Member]
Earnout Shares to be issued																							50,000
Warrant [Member]
Share price																						$ 1.25
Warrants outstanding																														8,917,250
Warrants term																						5 years
Public Warrant [Member]
Warrants outstanding																						8,625,000								8,625,000
Private Warrant [Member]
Warrants outstanding																						292,250								292,250
Fortress Cove Limited (“Fortress Cove”) [Member]
Ownership percentage																						100.00%
Convertible Notes Third Parties [Member]
Convertible notes payable																						$ 4,929	$ 29,073
Convertible Promissory Notes [Member]
Conversion of shares																						32,555
Maxim Group LLC [Member]
Convertible promissory note price per share																						$ 30.00
Convertible notes payable																						$ 2,113,125
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Conversion of shares																70,438
Affluence Resource Pte. Ltd. [Member]
Debt instrument convertible conversion price description						20.00
Tan 2023 Note [Member]
Issuance of ordinary shares through private placements, shares													35,000
Resale of ordinary shares													35,000
Convertible promissory note price per share													$ 20.00	$ 20.00
Note modification amount in conversion													$ 308,000
Loss on debt settlement													$ 308,000
Debt amount converted														$ 700,000
Principal amount														700,000
Converted shares													35,000
Ordinary shares issued for debt settlement, value													$ 700,000
Additional paid-in capital													$ 1,008,000
Settlement Agreement [Member]
Restricted ordinary shares													23,910
Conversion amount													$ 210,408
Convertible promissory note price per share													$ 20.00
Note modification amount in conversion													$ 478,200
Increase in additional paid-in capital													688,608
Loss on debt settlement													$ 210,408											$ 210,408
Ordinary shares issued for debt settlement, value																								688,608
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Principal amount														712,254														$ 712,254	$ 731,373
Advisory services								$ 180,000						$ 180,000
Total borrowed amount																												$ 731,373
Interests rates														8.00%														8.00%
Convertible loan					$ 889,000									$ 911,373														$ 911,373
Conversion of shares					35,000													35,000
Settlement Agreement 2 [Member]
Convertible promissory note price per share													$ 20.00
Note modification amount in conversion													$ 127,204
Increase in additional paid-in capital													416,304
Loss on debt settlement													127,204											127,204
Debt amount converted													$ 289,100
Ordinary shares issued for debt settlement, value																								416,304
Settlement Agreement 2 [Member] | Shine Link Limited [Member]
Shares issued upon debt conversion													4,375
Settlement Agreement 2 [Member] | Menora Capital Pte Ltd [Member]
Shares issued upon debt conversion													5,950
Settlement Agreement 2 [Member] | 8i Holdings 2 Ptd Ltd [Member]
Shares issued upon debt conversion													4,130
Chen Settlement Agreement [Member]
Loss on debt settlement
Shares issued upon debt conversion													42,515
Ordinary shares issued for debt settlement, value													$ 850,306											850,306
Share price														$ 29.40
Chen Settlement Agreement [Member] | Dr. Kelvin Chen [Member]
Shares issued upon debt conversion														28,922
Ordinary shares forfeited													13,594
Executive Settlement Agreement [Member]
Loss on debt settlement
Ordinary shares issued for debt settlement, value																							376,587
Share issued price per share																											$ 25.50
Executive Settlement Agreement [Member] | Mr Chen [Member]
Restricted ordinary shares								8,333
Restricted ordinary shares, value								$ 212,484
Executive Settlement Agreement [Member] | Mr Sobak [Member]
Restricted ordinary shares								3,753
Restricted ordinary shares, value								$ 95,700
Executive Settlement Agreement [Member] | Mr Lim [Member]
Restricted ordinary shares								2,683
Restricted ordinary shares, value								$ 68,403
Convertible Loan Agreement [Member]
Debt instrument convertible conversion price description						28.4
Convertible Loan Agreement [Member] | Gilandi Limited [Member]
Convertible promissory note price per share										$ 20.00
Shares issued upon debt conversion							25,000
Debt amount converted							$ 500,000
Principal amount										$ 500,000
Interests rates										8.00%
Maturity date										March 31, 2024
Convertible Loan Agreement [Member] | Gilandi Limited [Member] | Tranche Two [Member]
Convertible loan							$ 250,000
Convertible Loan Agreement [Member] | Gilandi Limited [Member] | Two Tranche [Member]
Issuance of convertible note									$ 250,000
Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member]
Principal amount						$ 1,000,000
Interests rates						12.00%
Convertible loan																		$ 1,000,000
Debt instrument convertible conversion price description						28.40
Ordinary shares issued																		50,000
Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member] | One Tranche [Member]
Convertible loan																										$ 500,000
Prepaid Forward Contracts [Member]
Share price											$ 29.60
Ordinary shares issued in settlement											80,000
Value of shares issued in settlement											$ 2,368,000
Share Purchase Agreement [Member]
Issuance of ordinary shares through private placements, shares				428,571
Share issued price per share				$ 35.00
Consideration shares, value				$ 15,000,000.0
Warrant to purchase ordinary share, price per share																						$ 0.025
Share Purchase Agreement [Member] | Fortress Cove Limited (“Fortress Cove”) [Member]
Ownership percentage																									100.00%
Maximum [Member]
Resale of ordinary shares											80,000
Share price											$ 60.00
Minimum [Member]
Resale of ordinary shares											40,000
Minimum [Member] | Triggering Event 3 [Member]
Revenue																								20,100,000
Net income																								$ 3,600,000
Minimum [Member] | Triggering Event 4 [Member]
Revenue																							40,100,000
Net income																							$ 10,100,000
Private Placement [Member]
Resale of ordinary shares												47,000					2,500		2,500
Sale price of the ordinary shares												$ 20.00					$ 20.00		$ 20.00
Sold value												$ 940,000					$ 50,000		$ 50,000
Number of shares cancelled																				10,000
Private Placement [Member] | Maximum [Member]
Issuance of ordinary shares through private placements, shares																					200,000
Subsequent Event [Member]
Reverse stock split, description	1:20 reverse stock split
Subsequent Event [Member] | Private Placement [Member]
Resale of ordinary shares		625,000	625,000
Sale price of the ordinary shares		$ 6.00	$ 6.00
Sold value		$ 3,750,000	$ 3,750,000